LAND USE RIGHTS (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Land use rights member [Member]
Disclosure Of LAND USE RIGHTS [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	¥ 1,413,000	¥ 9,520,000